Pensions and Other Benefit Plans (Details 15) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013
Change in Plan Asstes
Plan assets at fair value - End of year	$ 22,575	$ 20,901
Debt Securities [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	1,144	1,216
Equity Securities [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	11,225	10,553
Commingled Funds [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	7,251	5,890
Insurance Contracts [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	24	25
Other Assets [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	278	387
Fair Value, Inputs, Level 3 [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	141	150
Realized gains (losses)	(5)	(5)
Unrealized gains (losses)	2	(2)
Purchases, sales, issuances and settlements, net	0	(2)
Transfers in/out and exchange rate changes	(4)
Plan assets at fair value - End of year	134	141
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	1	3
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Purchases, sales, issuances and settlements, net	0	(2)
Transfers in/out and exchange rate changes	0
Plan assets at fair value - End of year	1	1
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	4	4
Realized gains (losses)	0	0
Unrealized gains (losses)	0	(1)
Purchases, sales, issuances and settlements, net	0	1
Transfers in/out and exchange rate changes	(4)
Plan assets at fair value - End of year	0	4
Fair Value, Inputs, Level 3 [Member] | Commingled Funds [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	44	50
Realized gains (losses)	0	0
Unrealized gains (losses)	2	0
Purchases, sales, issuances and settlements, net	(2)	(6)
Transfers in/out and exchange rate changes	2
Plan assets at fair value - End of year	46	44
Fair Value, Inputs, Level 3 [Member] | Insurance Contracts [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	23	24
Realized gains (losses)	0	0
Unrealized gains (losses)	0	(1)
Purchases, sales, issuances and settlements, net	3	0
Transfers in/out and exchange rate changes	(2)
Plan assets at fair value - End of year	24	23
Fair Value, Inputs, Level 3 [Member] | Other Assets [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	69	69
Realized gains (losses)	(5)	(5)
Unrealized gains (losses)	0	0
Purchases, sales, issuances and settlements, net	(1)	5
Transfers in/out and exchange rate changes	0
Plan assets at fair value - End of year	$ 63	$ 69